CAPITAL MANAGEMENT - Summary of Company's Capital Structure (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulated Operations [Abstract]
Short-term notes payable	$ 100	$ 200
Long-term debt payable within one year	925	1,150
Less: cash and cash equivalents	(521)	(690)
Net long-term debt payable within one year	504	660
Long-term debt	17,668	15,905
Common shares	2,957	2,957
Retained earnings	10,016	9,454
Total capital	$ 31,145	$ 28,976